UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
Glendora, CA  91741
 (Name and address of agent for service)

(626) 914-7363
Registrant's telephone number, including area code

Date of fiscal year end: 9/30

Date of reporting period: 07/01/2014 – 06/30/2015

FundX Upgrader Fund, FundX Flexible Income Fund, FundX Conservative Upgrader Fund, FundX Aggressive Upgrader Fund, FundX Tactical Upgrader Fund and FundX Flexible Total Return Fund (formerly known as the FundX Tactical Total Return Fund) (collectively, the “Predecessor Funds”) were reorganized out of Professionally Managed Portfolios and into the FundX Investment Trust (Reg. Nos. 333-194652  and 811-22951 on August 1, 2014.  The proxy voting report for the portion of the reporting period that the Predecessor Funds existed under Professionally Managed Portfolios can be found in the N-PX filed for FundX Investment Trust on August 18, 2015, SEC Accession No. 0000894189-15-004087.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Professionally Managed Portfolios

By (Signature and Title)*   /s/ Elaine E. Richards
Elaine E. Richards
Principal Executive Officer

Date:          August 31, 2015